Technology and content expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Technology and content expense
Employee benefits expense - Technology and content	€ 13,136	€ 11,691	€ 10,930
IT maintenance and infrastructure expense	14,136	10,741	9,656
Technology and content expense	€ 27,272	€ 22,432	€ 20,586